Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 25. Subsequent Events

Maidstone Liquidation

On January 14, 2020, the NYSDFS filed a petition for an Order of Liquidation in the Court with respect to Maidstone. On January 21, 2020, the Court issued an order to show cause establishing February 13, 2020 as the date of a hearing before the Court with respect to the Order of Liquidation. On February 13, 2020, the Court conducted a hearing with respect to the Order of Liquidation and, thereafter, approved the Order of Liquidation. As of February 13, 2020, the Company considered the control and assets and liabilities of Maidstone vested with the NYS Liquidation Bureau. The Company expects to dissolve the remaining entities in the Insurance segment in the near term.

Turning Point Share Repurchase

On February 25, 2020 Turning Point’s Board of Directors approved a $50.0 million share repurchase authorization, which is intended for opportunistic execution based upon a variety of factors including market dynamics. The authorization will be subject to the ongoing discretion of the Turning Point Board of Directors.